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WASHINGTON NATIONAL INSURANCE COMPANY

SEMIANNUAL REPORT
TO CONTRACT OWNERS

JUNE 30, 1999





           Separate Account 1 of Washington National Insurance Company


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SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999

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
SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY                                                         PAGE
Statement of Assets and Liabilities as of June 30, 1999............................................................... 1
Statements of Operations for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998................. 2
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998...... 2
Notes to Financial Statements......................................................................................... 3
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SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)
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
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                                                                                                                  NET ASSET
                                                                                      SHARES          COST          VALUE
                                                                                   -------------------------------------------
Assets:
   Investments in portfolio shares (Note 2)
     Scudder Variable Life Portfolio:
       Bond Portfolio...........................................................     812,802.5   $   5,410,03   $  5,258,833
       Money Market Portfolio...................................................     377,998.0        377,998        377,998
       Capital Growth Portfolio.................................................   1,613,057.7     27,990,790     38,584,340
       Growth & Income Portfolio................................................     213,980.2      2,384,350      2,477,891
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         Net assets ............................................................                                $ 46,699,062
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

                                                                                                                  TOTAL VALUE
                                                                                       UNITS       UNIT VALUE      OF UNITS
                                                                                    ------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Scudder Variable Life Portfolio:
       Bond Portfolio...........................................................   1,843,526.2   $   2.852594   $  5,258,833
       Money Market Portfolio...................................................     186,825.3       2.023268        377,998
       Capital Growth Portfolio.................................................   5,287,569.4       7.297179     38,584,340
       Growth & Income Portfolio................................................   1,424,501.8       1.739479      2,477,891
------------------------------------------------------------------------------------------------------------------------------
         Net assets ............................................................                                $ 46,699,062
==============================================================================================================================

                              The  accompanying  notes are an  integral  part of these financial statements.
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                                                                               1



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SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
STATEMENTS OF OPERATIONS

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                                                                                                SIX MONTHS ENDED   YEAR ENDED
                                                                                                  JUNE 30, 1999   DECEMBER 31,
                                                                                                   (UNAUDITED)        1998
===============================================================================================================================

Investment income:
   Dividends from investments in portfolio shares...............................................  $  4,276,604   $  2,598,105
Expenses:
   Mortality and expense risk fees..............................................................       263,054        497,481
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     Net investment income......................................................................     4,013,550      2,100,624
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Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares...............................     1,241,542      1,765,635
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares......    (1,361,929)     3,315,989
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     Net gain (loss) on investments in portfolio shares.........................................      (120,387)     5,081,624
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         Net increase in net assets from operations.............................................  $  3,893,163   $  7,182,248
===============================================================================================================================
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STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================================
                                                                                                SIX MONTHS ENDED   YEAR ENDED
                                                                                                  JUNE 30, 1999   DECEMBER 31,
                                                                                                   (UNAUDITED)        1998
===============================================================================================================================
Changes from operations:
   Net investment income........................................................................  $  4,013,550   $  2,100,624
   Net realized gains on sales of investments in portfolio shares...............................     1,241,542      1,765,635
   Net change in unrealized appreciation (depreciation) of investments in portfolio shares......    (1,361,929)     3,315,989
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     Net increase in net assets from operations.................................................     3,893,163      7,182,248
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Changes from contract owners' transactions:
   Net contract purchase payments...............................................................       402,109        986,456
   Contract redemptions.........................................................................    (3,120,619)   (4,443,893)
   Net transfers................................................................................       593,948        358,051
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       Net decrease in net assets from contract owners' transactions............................    (2,124,562)   (3,099,386)
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         Net increase in net assets.............................................................     1,768,601      4,082,862
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Net assets, beginning of period.................................................................    44,930,461     40,847,599
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         Net assets, end of period..............................................................  $ 46,699,062   $ 44,930,461
===============================================================================================================================

                              The  accompanying  notes are an  integral  part of these financial statements.
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2

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SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)

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(1) GENERAL
   The  Separate  Account  I  of  Washington  National  Insurance  Company  (the
"Account")  was  established  in 1982 as a  segregated  investment  account  for individual  annuity  contracts which are registered  under the Securities Act of
1933. The Account is registered  under the  Investment  Company Act of 1940 (the
"Act"),  as amended,  as a unit  investment  trust.  The Account was  originally registered  with the U.S.  Securities  and Exchange  Commission as a diversified open-end  management  investment  company under the Act. Effective July 1, 1996, the Account was  restructured  into a single unit investment trust which invests solely in shares of the portfolios of the Scudder  Variable Life Investment Fund
(the  "Fund"),  a  diversified  open-end  management   investment  company.  The
investment options available are the Bond,  Capital Growth,  Growth & Income and
Money Market portfolios.
   The  operations  of the Account are included in the  operations of Washington
National  Insurance  Company ("WNIC") pursuant to the provisions of the Illinois
Insurance Code. WNIC is an indirect wholly owned subsidiary of Conseco,  Inc., a publicly-held  specialized  financial services holding company listed on the New
York Stock Exchange.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and  disclosure  of contingent assets and liabilities as of the date of the financial statements and the reported  increases and decreases in net assets during the reporting period.
Actual results may differ from these estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION,
TRANSACTIONS, AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of WNIC, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares for the six months ended June 30, 1999, and the year ended December 31, 1998, were $6,233,220 and $6,249,235, respectively. The aggregate proceeds from sales of investments in portfolio shares for the six months ended June 30, 1999, and for the year ended December 31, 1998, were $4,344,075 and $7,247,998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the WNIC assumes the mortality risk and the expense risk under the contracts.
   The mortality risk assumed by WNIC results from the life annuity payment option in the contracts in which WNIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, WNIC is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by WNIC is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.
   WNIC deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $183,439 and $348,238 for the six months ended June 30, 1999, and for the year ended December 31, 1998, respectively.
   WNIC deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees were $78,915 and $149,243 for the six months ended June 30, 1999, and for the year ended
December 31, 1998, respectively.
   An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees were $8,983 and $19,508 for the six months ended June 30, 1999, and for the year ended December
31, 1998, respectively.
   WNIC deducts a contingent deferred sales charge of 6% on any amounts withdrawn which are in excess of 10% of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $32,696 and $73,059 for the six months ended June 30, 1999, and for the year ended
December 31, 1998, respectively.


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4

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SEPARATE ACCOUNT 1 OF
WASHINGTON NATIONAL INSURANCE COMPANY
SPONSOR
Washington National Insurance Company - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.




                                                                               5

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               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
    SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
        IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF
          MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
 PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                                 (8/99)   06104
                                  (C) 1999 Washington National Insurance Company



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